Average Annual Total Returns - Investor - Vanguard Target Retirement 2035 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	14.79%	11.11%	9.51%	14.00%	10.34%	8.78%	9.11%	8.61%	7.57%	21.02%	15.46%	13.84%	7.51%	4.44%	3.84%	15.67%	11.44%	9.82%